15. Investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Netpoints Fidelidade S.A [Member]
Relevant investment information measured under equity pick up method:
Total number of shares			130,492,408
Capital stock			R$ 75,351
Interest			25.40%
Total equity			R$ (20,758)
Adjusted equity	[1]
Net income for the year			(3,613)
Net income for the period attributable to the company's interest
SCP Trip [Member]
Relevant investment information measured under equity pick up method:
Total number of shares
Capital stock		R$ 1,318	R$ 1,318
Interest		60.00%	60.00%
Total equity		R$ 2,103	R$ 1,962
Adjusted equity	[1]	1,254	1,177
Net income for the year		129	644
Net income for the period attributable to the company's interest		R$ 77	R$ 387

[1]	Adjusted shareholders' equity corresponds to the percentage of total shareholders' equity net of unrealized profits.